Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories
20 Inventories

	2022 £m	2021 £m
Raw materials and consumables	2,370	2,100
Finished goods and work in progress	3,159	3,046
Goods purchased for resale	142	133
	5,671	5,279
Write-offs taken to other operating expenses in the Group income statement were £250 million (2021: £215 million; 2020: £309 million). Goods purchased for resale include Group brands produced under third-party contract manufacturing arrangements.